SUBSEQUENT EVENTS (Details) R$ in Billions	12 Months Ended
Dec. 31, 2019 BRL (R$)
SUBSEQUENT EVENTS
Cash position	R$ 6.3
Percentage of cash position held in U.S. Dollars	52.00%
Standby credit facilities	R$ 4.0
Maturity term of gross debt	7 years 4 months 24 days